21. Discontinued operations (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations Details 2
Cash flows from operating activities, discontinued operations	$ 820,955	$ 564,937	$ 220,165